Consolidated Balance Sheet - USD ($)		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Assets
Cash and cash equivalents	[1]	$ 50,300,000	$ 17,400,000		$ 425,100,000
Accounts receivable—related parties	[1]	21,400,000	21,500,000
Accounts receivable—third parties	[1]	3,300,000	1,500,000
Materials and supplies	[1]	4,500,000	2,300,000
Other current assets	[1]	4,200,000	2,700,000
Total Current Assets	[1]	83,700,000	45,400,000
Equity investments	[1]	944,900,000
Net properties, plants and equipment	[1]	1,644,100,000	1,030,300,000
Goodwill	[1]	2,500,000	2,500,000
Intangibles		0	8,400,000	[1]
Deferred rentals—related parties	[1]	5,600,000	5,900,000
Deferred tax assets	[1]	100,000	500,000
Other assets	[1]	700,000	900,000
Total Assets	[1]	2,681,600,000	1,093,900,000
Liabilities
Accounts payable—related parties	[1]	3,900,000	18,000,000
Accounts payable—third parties	[1]	66,900,000	112,500,000
Payroll and benefits payable	[1]	700,000	200,000
Accrued property and other taxes	[1]	7,700,000	3,200,000
Accrued interest	[1]	22,200,000	8,800,000
Current portion of accrued environmental costs	[1]	800,000
Deferred revenues—related parties	[1]	4,600,000	600,000
Other current liabilities	[1]	100,000	300,000
Total Current Liabilities	[1]	106,900,000	143,600,000
Notes payable—related parties	[1]	964,000,000	763,600,000
Long-term debt	[1]	1,090,700,000	18,000,000
Asset retirement obligations	[1]	3,900,000	4,300,000
Accrued environmental costs	[1]	800,000
Deferred income taxes	[1]	300,000
Deferred revenues—related parties—long-term	[1]	11,000,000	500,000
Total Liabilities	[1]	2,177,600,000	930,000,000
Equity
General partner—Phillips 66 (2015—1,683,425 units issued and outstanding; 2014—1,531,518 units issued and outstanding)	[1]	(650,300,000)	(517,000,000)
Accumulated other comprehensive loss	[1]	(1,500,000)
Total Equity	[1]	504,000,000	163,900,000		789,000,000
Total Liabilities and Equity	[1]	2,681,600,000	1,093,900,000
Public [Member] | Common Units [Member]
Equity
Unitholders	[1]	808,900,000	415,300,000
Total Equity		808,900,000	415,300,000		409,100,000
Non-public [Member] | Common Units [Member] | Phillips 66 [Member]
Equity
Unitholders	[1]	233,000,000	57,100,000
Total Equity		233,000,000	57,100,000		48,600,000
Non-public [Member] | Subordinated Units [Member] | Phillips 66 [Member]
Equity
Unitholders	[1]		116,800,000
Total Equity			116,800,000		$ 104,900,000
Phillips 66 [Member]
Equity
Net investment—Predecessors	[1]	$ 113,900,000	$ 91,700,000

[1]	Financial information has been retrospectively adjusted for the Subsequent Fractionator Acquisition.